Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compen- sation Table Total for CEO (Rick Wilmer) ($)	Compen- sation Actually Paid to CEO (Rick Wilmer) ($)(1)	Summary Compen- sation Table Total for Former CEO (Pasquale Romano) ($)	Compen- sation Actually Paid to Former CEO (Pasquale Romano) ($)(1)	Average Summary Compen- sation Table Total for Other NEOs ($)(2)	Average Compen- sation Actually Paid to Other NEOs ($)(1)(2)	Value of Initial $100 Investment Based On:		Net Income ($ Millions)
							ChargePoint TSR ($)	Peer Group TSR ($)(3)		Revenue ($ Millions)
2024	3,497,427	(366,144)	602,418	(30,047,981)	1,081,990	(3,297,967)	19	181	(457.6)	506.6
2023	—	—	16,755,533	12,734,139	7,444,668	6,379,049	121	118	(345.1)	468.1
2022	—	—	58,679,085	(43,687,041)	6,277,153	(842,989)	139	149	(132.2)	241.0
2021	—	—	859,167	118,772,104	598,305	16,150,311	381	132	(197.0)	146.5

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The other NEOs in each covered year were as follows:
2024 - Mansi Khetani, Rebecca Chavez, Michael Hughes, Rex Jackson and William Loewenthal
2023 - Rick Wilmer, Rex Jackson, Michael Hughes and Eric Sidle
2022 - Rex Jackson, Michael Hughes, Colleen Jansen, Eric Sidle and Christopher Burghardt
2021 - Michael Hughes and Christopher Burghardt

Peer Group Issuers, Footnote	S&P Application Software index, consistent with our stock performance chart in our Annual Report on Form 10-K filed on April 1, 2024.
PEO Total Compensation Amount		$ 16,755,533	$ 58,679,085	$ 859,167
PEO Actually Paid Compensation Amount		12,734,139	(43,687,041)	118,772,104
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance table. “Compensation Actually Paid” does not necessarily reflect cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments to compensation as reported in the Summary Compensation Table:

		Former CEO (Pasquale Romano) ($)				CEO (Rick Wilmer) ($)
		2021	2022	2023	2024	2024
	Summary Compensation Table Total	859,167	58,679,085	16,755,533	602,418	3,497,427
Less:	Grant Date Fair Value of Equity Awards	0	(43,823,305)	(15,748,310)	0	(2,975,552)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+52,485,939	+0	+14,905,745	+0	+3,092,606
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+0	+0	+0	+0	+283,593
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	+59,540,855	(49,918,633)	(3,210,594)	(13,550,654)	(3,911,384)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	+5,886,144	(8,624,187)	+31,767	(17,099,744)	(352,834)
=	Compensation Actually Paid	118,772,104	(43,687,041)	12,734,139	(30,047,981)	(366,144)

		Average of Other NEOs ($)
		2021	2022	2023	2024
	Summary Compensation Table Total	598,305	6,277,153	7,444,668	1,081,990
Less:	Grant Date Fair Value of Equity Awards	0	(4,095,000)	(6,835,537)	(591,009)
Less:	Fair Value as of the Prior Fiscal Year End of Forfeited Equity Awards in the Fiscal Year	0	0	0	(1,915,639)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+0	+1,350,375	+5,517,011	+224,793
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+0	+980,063	+257,989	+34,367
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	+13,741,281	(2,594,101)	(128,026)	(1,673,068)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	+1,810,725	(2,761,479)	+122,944	(459,401)
=	Compensation Actually Paid	16,150,311	(842,989)	6,379,049	(3,297,967)
________________
	*All performance-based RSU (PRSU) award valuations included in "compensation actually paid" values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine their grant date fair values, and all stock option valuations included in "compensation actually paid" values were performed using the Black-Scholes option pricing model in a manner consistent with the process used to determine stock option grant date fair values (refer to our Annual Report on Form 10-K filed on April 1, 2024 for additional detail).
Non-PEO NEO Average Total Compensation Amount	$ 1,081,990	7,444,668	6,277,153	598,305
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,297,967)	6,379,049	(842,989)	16,150,311
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance table. “Compensation Actually Paid” does not necessarily reflect cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments to compensation as reported in the Summary Compensation Table:

		Former CEO (Pasquale Romano) ($)				CEO (Rick Wilmer) ($)
		2021	2022	2023	2024	2024
	Summary Compensation Table Total	859,167	58,679,085	16,755,533	602,418	3,497,427
Less:	Grant Date Fair Value of Equity Awards	0	(43,823,305)	(15,748,310)	0	(2,975,552)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+52,485,939	+0	+14,905,745	+0	+3,092,606
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+0	+0	+0	+0	+283,593
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	+59,540,855	(49,918,633)	(3,210,594)	(13,550,654)	(3,911,384)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	+5,886,144	(8,624,187)	+31,767	(17,099,744)	(352,834)
=	Compensation Actually Paid	118,772,104	(43,687,041)	12,734,139	(30,047,981)	(366,144)

		Average of Other NEOs ($)
		2021	2022	2023	2024
	Summary Compensation Table Total	598,305	6,277,153	7,444,668	1,081,990
Less:	Grant Date Fair Value of Equity Awards	0	(4,095,000)	(6,835,537)	(591,009)
Less:	Fair Value as of the Prior Fiscal Year End of Forfeited Equity Awards in the Fiscal Year	0	0	0	(1,915,639)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+0	+1,350,375	+5,517,011	+224,793
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+0	+980,063	+257,989	+34,367
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	+13,741,281	(2,594,101)	(128,026)	(1,673,068)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	+1,810,725	(2,761,479)	+122,944	(459,401)
=	Compensation Actually Paid	16,150,311	(842,989)	6,379,049	(3,297,967)
________________
	*All performance-based RSU (PRSU) award valuations included in "compensation actually paid" values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine their grant date fair values, and all stock option valuations included in "compensation actually paid" values were performed using the Black-Scholes option pricing model in a manner consistent with the process used to determine stock option grant date fair values (refer to our Annual Report on Form 10-K filed on April 1, 2024 for additional detail).
Compensation Actually Paid vs. Total Shareholder Return
The relationship between "compensation actually paid" (CAP) and the financial performance elements reflected in the above Pay versus Performance table are described in the below charts:
*    2022 Avg. NEO CAP and 2024 CAP to CEO are too small to have visible bar indicators in the chart.

Compensation Actually Paid vs. Net Income	* 2024 CAP to CEO is too small to have a visible bar indicator in the chart.
Compensation Actually Paid vs. Company Selected Measure	* 2024 CAP to CEO is too small to have a visible bar indicator in the chart.
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following measures, in our assessment, represent the most important financial performance measures that link "compensation actually paid" to our named executive officers, for fiscal 2024, to ChargePoint’s performance:
1)Revenue
2)Adjusted EBITDA
3)Absolute Stock Price Performance

Total Shareholder Return Amount	$ 19	121	139	381
Peer Group Total Shareholder Return Amount	181	118	149	132
Net Income (Loss)	$ (457,600,000)	$ (345,100,000)	$ (132,200,000)	$ (197,000,000.0)
Company Selected Measure Amount	506,600,000	468,100,000	241,000,000.0	146,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	1)Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute Stock Price Performance
Rick Wilmer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,497,427
PEO Actually Paid Compensation Amount	$ (366,144)
PEO Name	Rick Wilmer
Pasquale Romano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 602,418	$ 16,755,533	$ 58,679,085	$ 859,167
PEO Actually Paid Compensation Amount	$ (30,047,981)	12,734,139	(43,687,041)	118,772,104
PEO Name	Pasquale Romano
PEO | Rick Wilmer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,975,552)
PEO | Rick Wilmer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,092,606
PEO | Rick Wilmer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,911,384)
PEO | Rick Wilmer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,593
PEO | Rick Wilmer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(352,834)
PEO | Pasquale Romano [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(15,748,310)	(43,823,305)	0
PEO | Pasquale Romano [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	14,905,745	0	52,485,939
PEO | Pasquale Romano [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,550,654)	(3,210,594)	(49,918,633)	59,540,855
PEO | Pasquale Romano [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pasquale Romano [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,099,744)	31,767	(8,624,187)	5,886,144
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(591,009)	(6,835,537)	(4,095,000)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,793	5,517,011	1,350,375	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,673,068)	(128,026)	(2,594,101)	13,741,281
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,367	257,989	980,063	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(459,401)	122,944	(2,761,479)	1,810,725
Non-PEO NEO | Year End Fair Value Of Forfeited Equity Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,915,639)	$ 0	$ 0	$ 0